Unaudited Condensed Statements of Changes In Shareholders’ Equity (Parentheticals) - USD ($)	3 Months Ended	11 Months Ended
	Sep. 30, 2021	Dec. 31, 2021
Statement of Stockholders' Equity [Abstract]
Sale of private placement warrants	$ 6,845,000	$ 6,845,000
Sale of units not subject to redemption	$ 1,386,989	$ 1,386,989
Forfeiture of founder shares (in Shares)		381,250